Cover	May 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 28, 2026
Registrant Name	HERTZ GLOBAL HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37665
Entity Tax Identification Number	61-1770902
Entity Address, Address Line One	8501 Williams Road
Entity Address, City or Town	Estero
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33928
City Area Code	(239)
Local Phone Number	301-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Listings [Line Items]
Entity Emerging Growth Company	false
Central Index Key	0001657853
Amendment Flag	false
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HTZ
Security Exchange Name	NASDAQ
Trading Symbol	HTZ
Security Exchange Name	NASDAQ
Warrant
Cover [Abstract]
Title of 12(b) Security	Warrants to Purchase Common Stock
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to Purchase Common Stock
Trading Symbol	HTZWW
Security Exchange Name	NASDAQ
Trading Symbol	HTZWW
Security Exchange Name	NASDAQ